CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Millions	Total	Hydro One Shareholders’ Equity	Common Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Non-controlling Interest (Note 26)
Beginning balance at Dec. 31, 2023	$ 11,745	$ 11,680	$ 5,706	$ 30	$ 5,947	$ (3)	$ 65
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,163	1,156			1,156		7
Other comprehensive income (loss)	(9)	(9)				(9)
Distributions to noncontrolling interest (Note 26)	(7)						(7)
Dividends on common shares (Note 23)	(743)	(743)			(743)
Common shares issued	0	0	7	(7)
Stock-based compensation	5	5		5
Ending balance at Dec. 31, 2024	12,154	12,089	5,713	28	6,360	(12)	65
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,347	1,339			1,339		8
Other comprehensive income (loss)	3	3				3
Distributions to noncontrolling interest (Note 26)	(10)						(10)
Contributions from sale of noncontrolling interest	16						16
Dividends on common shares (Note 23)	(788)	(788)			(788)
Common shares issued	0	0	8	(8)
Stock-based compensation	5	5		5
Ending balance at Dec. 31, 2025	$ 12,727	$ 12,648	$ 5,721	$ 25	$ 6,911	$ (9)	$ 79